Accounts receivable, net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 14,474,383	$ 11,993,968
Less: Allowance for doubtful accounts	(4,601,637)	(4,788,855)
Accounts receivable, net	$ 9,872,746	$ 7,205,113